Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

10. Related Party Transactions

The Company has two loan agreements with Daniel M. Wallach, our CEO, and his wife, pursuant to which they provide the Company with the Wallach LOC and the Wallach Trust LOC. The agreements lay out the terms under which those members can lend money to us, providing that we desire the funds and the members wish to lend. The interest rate on both the Wallach LOC and the Wallach Trust LOC generally equals prime plus 3%, as more fully described in Note 7.

The Company has a loan agreement with William Myrick, our EVP (the “Myrick LOC Agreement”), pursuant to which Mr. Myrick provides us with the Myrick LOC. The Myrick LOC Agreement lays out the terms under which Mr. Myrick can lend money to us, providing that we desire the funds and Mr. Myrick wish to lend. The rate on the Myrick LOC generally equals prime plus 3%, as more fully described in Note 7.

Two of our managers each own 1% of our Class A common units. Barbara L. Harshman, our EVP of Operations, owns 2% of our Class A common units. Mr. Myrick owns 15.3% of our Class A common units.

Mr. Wallach and his wife’s parents own 18.05 and 1.45 of our Series C Preferred Units, respectively. One of our managers, Gregory L. Sheldon, owns 6.31 of our Series C Preferred Units.

The Company has a Senior Subordinated Promissory Note with the parents of Mr. Wallach for $333. The interest rate on the promissory note is 10% and the lender may require us to repay $20 of principal and all unpaid interest with 10 days’ notice, as more fully described in Note 7.

A son of one of our Managers is a minor participant in the Shuman LOC, which is more fully described in Note 7. In addition, Mr. Summers’ son is a lender to the Company pursuant to a New LOC Agreement, with principal not to exceed $2,000.

In September 2018, the Company sold three loans to Mr. Wallach at their gross loans receivable balance of $281, and as such, no gain or loss was recognized on the sale. Cash received was $104 and the remaining purchase price was funded through a $177 reduction in the principal balance of the line of credit extended by Mr. Wallach to the Company. The Company continued to service these loans.

In June 2019, two of the loans owned by Mr. Wallach paid off for approximately $375. Additionally, during June 2019, Mr. Wallach purchased two additional loans for approximately $286. During December 2019, Mr. Wallach sold one of his loans to Mr. Myrick for approximately $254.

In July 2020, the Company purchased two loans at cost from Mr. Wallach for approximately $198. As of December 31, 2021, no loans serviced by the Company were owned by Mr. Wallach.

In September 2018, we sold two loans to Mr. Myrick at their gross loan’s receivable balance of $394 and as such, no gain or loss was recognized on the sale. Cash received was $94 and the remaining purchase price was funded through a $300 reduction in the principal balance of the line of credit extended by Mr. Myrick to the Company.

In addition, during 2019 Mr. Myrick purchased two loans from the Company for approximately $456. In December 2019, Mr. Myrick purchased one loan from Mr. Wallach for approximately $254. During 2020 and 2019, one and four of Mr. Myrick’s loans paid off for approximately $245 and $765, respectively.

During 2021, Mr. Myrick purchased two loans for approximately $141 and both loans were serviced by the company as of December 31, 2021.

During 2021, one of our managers purchased one loan from the Company for $405 and the loan was serviced by the company as of December 31, 2021.

The Hoskins Group has a preferred equity interest in the Company. In addition, the Company has issued Series B Preferred Units to the Hoskins Group, as more fully described in Note 9 – Members’ Capital.

The Company has accepted investments under the Notes Program from employees, managers, members, and relatives of managers and members, with $3,989 outstanding at December 31, 2021. For the years ended December 31, 2021 and 2020 our investments from affiliates which exceed $120 through our Notes Program and other unsecured debt are detailed below:

	Relationship to	Amount invested as of		Weighted average interest rate as of	Interest earned during the year ended
	Shepherd’s	December 31,		December 31,	December 31,
Investor	Finance	2021	2020	2021	2021	2020
Eric A. Rauscher	Independent Manager	$475	$475	10.00%	$36	$47

Capture HD Inc., Defined Benefit Plan & Trust	Sponsor is Brother of Employee	1,000	1,000	11.00%	149	142

David Wallach Living Trust	Father of Member	571	577	10.23%	58	60

Gregory L. Sheldon	Independent Manager	577	1,053	10.22%	59	112

Joseph Rauscher	Parent of Independent Manager	195	195	11.00%	21	14

Kenneth Summers	Independent Manager	100	189	4.00%	1	20

Schultz Family Revocable Living Trust	Trustee is Mother-in-Law of Member	148	132	9.88%	15	14

Kimberly Bedford	Employee	148	160	10.88%	16	16

Lamar Sheldon	Parent of Independent Manager	253	217	9.03%	23	21